Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Summary quantitative data about entity's exposure to risk
The summary quantitative date about the Company's exposure to currency risk is as follows. Figures are the pounds sterling values of balances in each currency:

	December 31, 2018		December 31, 2017
	USD	EUR	USD	EUR
	£'000s	£'000s	£'000s	£'000s
Cash and cash equivalents	8,470	21	16,806	301
Short term Investments	25,069	—	19,718	—
Trade and other payables	4,329	532	276	403

Disclosure of effect of changes in foreign exchange rates
A reasonably possible strengthening (weakening) of the Euro, U.S. dollar, or pounds sterling against all other currencies as of December 31, 2018 and 2017 would have affected the measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss and equity
	Strengthening	Weakening
December 31, 2018	£'000s	£'000s
EUR (5% movement)	(26)	26
USD (5% Movement)	1,461	(1,461)
December 31, 2017	£'000s	£'000s
EUR (5% movement)	35	(35)
USD (5% Movement)	1,840	(1,840)

Disclosure of cash and cash equivalents and short term investments
As of December 31, 2018, and December 31, 2017, cash and cash equivalents and short term investments were placed at the following banks:

Cash and Cash Equivalents	Year ended December 31, 2018	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	150	A1	16,623	A2
Lloyds Bank	15,862	Aa3	13,448	Aa3
Standard Chartered	—	A1	1,242	A1
Citibank	3,135	A1	—	—
Barclays	449	A2	—	—
Wells Fargo	188	Aa1	130	Aa1
Total	19,784		31,443

Short Term Investments	Year ended December 31, 2018	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	9,186	A1	15,316	A2
Lloyds Bank	1,567	Aa3	11,036	Aa3
Standard Chartered	15,450	A1	22,467	A1
Citibank	7,053	A1	—	—
Barclays	11,663	A2	—	—
Total	44,919		48,819

Disclosure of financial instruments by type of interest rate he Company's exposure to interest rate risk, which is the risk that the interest received will fluctuate as a result of changes in market interest rates on classes of financial assets and financial liabilities, was as follows:

	December 31, 2018		December 31, 2017
	Floating interest rate	Fixed Interest rate	Floating interest rate	Fixed Interest rate
	£'000s	£'000s	£'000s	£'000s
Financial asset
Cash deposits	15,082	4,702	25,720	5,723
Short Term Investments	—	44,919	—	48,819
Total	15,082	49,621	25,720	54,542

Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets
The following table provides an analysis of the Company's financial liabilities. The carrying value of all balances is equal to their fair value. The Company's maturity analysis for the derivative financial instrument from the issue of warrants is given in note 17.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2018
Trade payables	2,839	—	—	—
Other payables	12	—	—	—
Accruals	4,882	—	—	—
Contingent obligation	—	—	—	1,807
Total	7,733	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 19.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2017
Trade payables	1,214	—	—	—
Other payables	74	—	—	—
Accruals	5,866	—	—	—
Contingent obligation	—	—	—	1,807
Total	7,154	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 19.

Disclosure of fair value measurement of assets

	Level 3	Total
	£'000s	£'000s
At December 31, 2018
Derivative financial instrument	2,492	2,492
Total	2,492	2,492

Disclosure of fair value measurement of liabilities

	Level 3	Total
	£'000s	£'000s
At December 31, 2018
Derivative financial instrument	2,492	2,492
Total	2,492	2,492

2018
Derivative financial instrument
£'000s
At January 1	1,273
Fair value adjustments - non cash	1,219
At December 31	2,492

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Movements in Level 3 items during the years ended December 31, 2018, and 2017 are as follows:

Derivative financial instrument	2018	2017
	£'000s	£'000s
At January 1	1,273	7,923
Fair value adjustments recognized in profit and loss	1,219	(6,650)
At December 31	2,492	1,273